Related parties - Associate Balances (Details) - Associates - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 18.5	$ 22.5
Trade and other payables	$ 0.3	$ 0.2